Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of goodwill to cash-generating units - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Goodwill To Cash Generating Units Abstract
Proprietary	$ 30,313	$ 30,313